Related Parties Balance and Transactions - Schedule of Loans from Related Parties (Details)		6 Months Ended		12 Months Ended
		Jun. 30, 2026 USD ($)		Dec. 31, 2025 CNY (¥)		Jun. 30, 2026 CNY (¥)
Loans from related parties, noncurrent
Effective Interest Rate
Collateral/Guarantee
Nanjing Benyu Investments Management Limited [Member]
Loans from related parties, current
Balance		$ 206,334	[1]	¥ 3,000,000	[2]	¥ 1,400,000	[1]
Loans from related parties, noncurrent
Maturity Date		June 30, 2027	[1]	June 30, 2026	[2]
Effective Interest Rate		10.00%	[1]	10.00%	[2]	10.00%	[1]
Collateral/Guarantee			[1]		[2]
Aihua Peng [Member]
Loans from related parties, current
Balance		$ 582,158		¥ 3,950,000		¥ 3,950,000
Loans from related parties, noncurrent
Maturity Date		Due on demand		Due on demand
Effective Interest Rate		20.00%		20.00%		20.00%
Collateral/Guarantee
Wanmei Shi [Member]
Loans from related parties, current
Balance		$ 14,247		¥ 21,000		¥ 96,667
Loans from related parties, noncurrent
Maturity Date		Due on demand		Due on demand
Effective Interest Rate
Collateral/Guarantee
Li Xu [Member]
Loans from related parties, current
Balance		$ 1,002,529		¥ 7,984,182		¥ 6,802,262
Loans from related parties, noncurrent
Maturity Date		Due on demand		Due on demand
Effective Interest Rate
Collateral/Guarantee
Yongan Zhong [Member]
Loans from related parties, current
Balance		$ 396		¥ 2,685		¥ 2,685
Loans from related parties, noncurrent
Maturity Date		Due on demand		Due on demand
Effective Interest Rate
Collateral/Guarantee
Dexiang Wei [Member]
Loans from related parties, current
Balance		$ 35,682	[3]	¥ 184,087	[4]	¥ 242,107	[3]
Loans from related parties, noncurrent
Maturity Date		Due on demand	[3]	Due on demand	[4]
Effective Interest Rate			[3]		[4]		[3]
Collateral/Guarantee			[3]		[4]
Guoji Luo [Member]
Loans from related parties, current
Balance		$ 9,746	[3]	¥ 56,355		¥ 66,126	[3]
Loans from related parties, noncurrent
Maturity Date		Due on demand	[3]	Due on demand
Effective Interest Rate			[3]				[3]
Collateral/Guarantee			[3]
Related Party [Member]
Loans from related parties, current
Balance		$ 1,851,092		¥ 15,198,309		¥ 12,559,847
Loans from related parties, noncurrent
Balance		52,473,929		356,390,859		356,040,859
Guangzhou Aixiangbao Investment Limited Liability Partnership [Member]
Loans from related parties, noncurrent
Balance	[5]	$ 32,577,391		¥ 221,040,859		¥ 221,040,859
Maturity Date	[5]	August 10, 2030		August 10, 2030
Effective Interest Rate	[5]
Collateral/Guarantee	[5]
Zhenyang Shi [Member]
Loans from related parties, noncurrent
Balance	[6]	$ 19,896,538		¥ 135,350,000		¥ 135,000,000
Maturity Date	[6]	December 31, 2030		December 31, 2030
Effective Interest Rate	[6]	4.90%		4.90%		4.90%
Collateral/Guarantee	[6]

[1]	For the six months ended June 30, 2026, the loan was renewed with maturity date of June 30, 2027.
[2]	In 2025, the loan was renewed with maturity date of June 30, 2026.
[3]	The related party loan balance as of December 31, 2025 with Dexiang Wei, Guoji Luo were partially repaid during six months ended June 30, 2026.
[4]	The related party loan balance as of December 31, 2024 with Dexiang Wei, Guoji Luo were partially repaid during twelve months ended December 31, 2025.
[5]	On August 10, 2021, the Group entered into tripartite agreements with Focus Media, Inc (“Focus Media”) and Guangzhou Aixiangbao Investment Limited Liability Partnership (“Aixiangbao”), 100% owned by Mr. Shi, pursuant to which the Group is released from being the obligor to Focus Media under the liability but the obligor to Aixiangbao as Aixiangbao assumed the obligation on behalf of the Group in the amount of RMB221.0 million, among which included payables ofRMB214.5 million for the year of 2020 and RMB6.5 million for the year of 2021. On September 10, 2021, the Group reached an agreement with Aixiangbao, pursuant to which the Group will not be required to repay the liability for five years and after then Aixiangbao can only require the Group to repay the liability in a non-cash method. In 2025, the agreement was renewed with maturity date of August 10, 2030.
[6]	The purpose of obtaining loans from Zhenyang Shi is to maintain the daily operation of the Group. In 2025, the loan was renewed with maturity date of December 31, 2030.